Financial Instruments - Summary of Interest Rate Risk (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Fair value interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 17,552,955	$ 592,205	$ 30,243,887
Cash flow interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	39,880,736	1,345,504	29,977,709
Financial liabilities	$ 42,270,321	$ 1,426,124	$ 65,800,323